13F-HR

05/16/11

0001103804
dk2hcr*f

NONE
1

Eric Komitee
203-863-5000

Ekomitee@vikingglobal.com

                                      13F-HR
                             Form 13F Holdings Report
                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 13F

                                 FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, Connecticut 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5062

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, Connecticut, May 16, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  11,587,354
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                                 VALUE     SHRS OR   SH/ PUT/ INVSTMT OTH    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     X($1000)    PRN AMT   PRN CALL DSCRETN MGR  SOLE    SHARED    NONE
Acme Packet Inc                     COM            004764106      91,850   1,294,400 SH       SOLE       1294400
Aetna Inc.                          COM            00817Y108      43,981   1,175,045 SH       SOLE       1175045
Amazon.com                          COM            023135106      74,952     416,100 SH       SOLE       416100
American Tower Corp                 CL A           029912201     458,637   8,850,584 SH       SOLE       8850584
Aon Corp                            COM            037389103      66,838   1,262,050 SH       SOLE       1262050
Baidu Inc                           SPON ADR REP A 056752108     302,922   2,198,116 SH       SOLE       2198116
Blackrock Inc                       COM            09247X101     394,642   1,963,300 SH       SOLE       1963300
Broadcom Corp                       CL A           111320107      76,562   1,944,200 SH       SOLE       1944200
Cardinal Health Inc                 COM            14149Y108      77,941   1,895,000 SH       SOLE       1895000
CareFusion Corporation              COM            14170T101      54,556   1,934,612 SH       SOLE       1934612
Cemex SAB de CV                     SPON ADR NEW   151290889      89,718  10,046,888 SH       SOLE       10046888
Check Point Software Tech           ORD            M22465104     136,849   2,680,700 SH       SOLE       2680700
Cigna Corp.                         COM            125509109      78,458   1,771,883 SH       SOLE       1771883
D.R. Horton                         COM            23331A109     128,928  11,066,800 SH       SOLE       11066800
DaVita Inc.                         COM            23918K108     227,772   2,663,691 SH       SOLE       2663691
Devon Energy Corporation            COM            25179M103     121,705   1,326,200 SH       SOLE       1326200
EMC Corp.                           COM            268648102     396,503  14,934,200 SH       SOLE       14934200
Estee Lauder Companies              CL A           518439104     665,873   6,910,265 SH       SOLE       6910265
Express Scripts Inc                 COM            302182100      40,172     722,400 SH       SOLE       722400
Exxon Mobil Corp.                   COM            30231G102     115,535   1,373,300 SH       SOLE       1373300
Fortinet Inc                        COM            34959E109      29,302     663,700 SH       SOLE       663700
Gafisa SA                           SPONS ADR      362607301      36,538   2,845,702 SH       SOLE       2845702
Goodrich Corporation                COM            382388106      50,763     593,514 SH       SOLE       593514
H&R Block Inc                       COM            093671105     279,453  16,693,740 SH       SOLE       16693740
HCA Holdings Inc.                   COM            40412C101      91,804   2,710,500 SH       SOLE       2710500
Health Mgmt Associates Inc          CL A           421933102      80,026   7,341,900 SH       SOLE       7341900
Hospira Inc                         COM            441060100      34,013     616,195 SH       SOLE       616195
Humana Inc.                         COM            444859102      44,859     641,400 SH       SOLE       641400
Informatica Corp                    COM            45666Q102      40,092     768,200 SH       SOLE       768200
Invesco Limited                     SHS            G491BT108     629,472  24,627,242 SH       SOLE       24627242
Johnson & Johnson                   COM            478160104       4,443      75,000 SH       SOLE       75000
Johnson Controls, Inc               COM            478366107     493,503  11,871,631 SH       SOLE       11871631
JP Morgan Chase & Co.               COM            46625H100     466,260  10,114,100 SH       SOLE       10114100
Las Vegas Sands Corp                COM            517834107      20,075     475,500 SH       SOLE       475500
Lowe's Cos Inc                      COM            548661107      99,440   3,762,400 SH       SOLE       3762400
LyondellBasell Industries NV        SHS - A -      N53745100     153,394   3,878,500 SH       SOLE       3878500
Marsh & Mclennan COS                COM            571748102     219,448   7,361,561 SH       SOLE       7361561
McKesson Corp.                      COM            58155Q103      83,924   1,061,660 SH       SOLE       1061660
Mednax Inc                          COM            58502B106     131,442   1,973,313 SH       SOLE       1973313
Metlife Inc.                        COM            59156R108     209,738   4,689,000 SH       SOLE       4689000
News Corporation                    CL A           65248E104     352,930  20,075,700 SH       SOLE       20075700
OpenTable Inc                       COM            68372A104      98,501     926,200 SH       SOLE       926200
Penn West Petroleum Ltd             COM            707887105     316,181  11,414,496 SH       SOLE       11414496
Potash Corp of Saskatchewan         COM            73755L107     301,256   5,112,100 SH       SOLE       5112100
Priceline.com                       COM NEW        741503403     459,173     906,669 SH       SOLE       906669
QLIK Technologies Inc               COM            74733T105      13,650     525,010 SH       SOLE       525010
Qualcomm Inc                        COM            747525103      77,573   1,414,800 SH       SOLE       1414800
Skyworks Solutions  Inc.            COM            83088M102      64,838   2,001,182 SH       SOLE       2001182
St Jude Medical Inc.                COM            790849103     111,762   2,180,300 SH       SOLE       2180300
Talisman Energy Inc                 COM            87425E103     161,970   6,557,500 SH       SOLE       6557500
The Sherwin-Williams Company        COM            824348106     463,675   5,520,602 SH       SOLE       5520602
Time Warner Cable                   COM            88732J207     550,864   7,721,684 SH       SOLE       7721684
United Parcel Service               CL B           911312106     128,142   1,724,203 SH       SOLE       1724203
Universal Health Services Inc       CL B           913903100     228,712   4,628,877 SH       SOLE       4628877
US Bancorp                          COM NEW        902973304     204,673   7,744,000 SH       SOLE       7744000
Valeant Pharmaceuticals Inte        COM            91911K102     330,448   6,634,189 SH       SOLE       6634189
Vanceinfo Technologies              ADR            921564100      35,307   1,124,100 SH       SOLE       1124100
Viacom Inc                          CL B           92553P201     332,656   7,150,838 SH       SOLE       7150838
Wells Fargo Company                 COM            949746101     182,446   5,755,400 SH       SOLE       5755400
Western Digital Corporation         COM            958102105      34,877     935,300 SH       SOLE       935300
Yum! Brands, Inc                    COM            988498101     295,337   5,748,100 SH       SOLE       5748100

S REPORT SUMMARY 61 # OF DATA RECORDS